Common shares, preferred shares and other equity instruments - Other equity instruments (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 CAD ($) $ / shares	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Total other equity instruments			$ 7,775	$ 7,775
Limited Recourse Capital Notes Series One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	[1],[2],[3]		1,250
Interest rate	[1],[2],[3]	3.70%
Other equity instruments interest per annum after reset date	[1],[2],[3],[4]	GOC+2.761%
Interest rate after reset	[1],[2],[3],[4]	2.761%
Redemption frequency after reset	[1],[2],[3],[5]	Every five years
Total other equity instruments	[1],[2],[3]		$ 1,250	$ 1,250
Distributions paid per note | $ / shares	[1],[2],[3],[6]		$ 37	$ 37
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	[1],[3],[7]	$ 600
Interest rate	[1],[3],[7]	3.625%
Other equity instruments interest per annum after reset date	[1],[3],[7],[8]	UST+2.613%
Interest rate after reset	[1],[3],[7],[8]	2.613%
Redemption frequency after reset	[1],[3],[5],[7]	Quarterly
Total other equity instruments	[1],[3],[7]		$ 753	$ 753
Distributions paid per note | $ / shares	[1],[3],[6],[7]	$ 36.25			$ 38
Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	[1],[3],[9]		1,500
Interest rate	[1],[3],[9]	7.023%
Other equity instruments interest per annum after reset date	[1],[3],[4],[9]	GOC+3.95%
Interest rate after reset	[1],[3],[4],[9]	3.95%
Redemption frequency after reset	[1],[3],[5],[9]	Every five years
Total other equity instruments	[1],[3],[9]		$ 1,500	$ 1,500
Distributions paid per note | $ / shares	[1],[3],[6],[9]		$ 70.23	$ 25
Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	[1],[3],[10]	$ 750
Interest rate	[1],[3],[10]	8.625%
Other equity instruments interest per annum after reset date	[1],[3],[8],[10]	UST+4.389%
Interest rate after reset	[1],[3],[8],[10]	4.389%
Redemption frequency after reset	[1],[3],[5],[10]	Quarterly
Total other equity instruments	[1],[3],[10]		$ 1,023	$ 1,023
Distributions paid per note | $ / shares	[1],[3],[6],[10]	$ 86.73
Additional Tier1 capital instruments One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	[3],[11],[12]	Oct. 12, 2017
Other equity instruments Notional Amount	[3],[11],[12]	$ 1,250
Interest rate	[3],[11],[12]	8.33538%
Other equity instruments interest per annum after reset date	[3],[11],[12]	SOFR +2.90961%
Interest rate after reset	[3],[11],[12]	2.90961%
Redemption frequency after reset	[3],[5],[11],[12]	Quarterly
Total other equity instruments	[3],[11],[12]		1,560	1,560
Distributions paid per note | $ / shares	[3],[6],[11],[12]	$ 76.23			46.5
Additional Tier1 capital instruments Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	[3],[12]	Jun. 04, 2020
Other equity instruments Notional Amount	[3],[12]	$ 1,250
Interest rate	[3],[12]	4.90%
Other equity instruments interest per annum after reset date	[3],[8],[12]	UST+4.551%
Interest rate after reset	[3],[8],[12]	4.551%
Redemption frequency after reset	[3],[5],[12]	Every five years
Total other equity instruments	[3],[12]		$ 1,689	$ 1,689
Distributions paid per note | $ / shares	[3],[6],[12]	$ 49			$ 49

[1]	Interest on LRCN is non-deferrable, however, non-payment of interest that is not cured within five business days results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.
[2]	On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[3]	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
[4]	The then-prevailing five-year Government of Canada yield.
[5]	Each security is redeemable at the sole discretion of the Bank on the first reset date and every quarter or five years, as applicable, thereafter. Limited Recourse Capital Notes (LRCN) Series 1 and Series 3 are also redeemable in the one month period preceding each reset date. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).
[6]	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or U.S.$1,000, as applicable.
[7]	On October 7, 2021, the Bank issued U.S.$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued U.S.$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[8]	The then-prevailing five-year U.S. Treasury Rate.
[9]	On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[10]	On October 25, 2022, the Bank issued U.S.$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[11]	CME 3-month Term SOFR. In respect of these securities, on June 28, 2023, the Bank announced the interest rate transition from three-month USD LIBOR to three-month Term SOFR, plus a spread adjustment of 26.161 bps, for interest periods commencing on or after July 12, 2023.
[12]	While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.